SHARE-BASED COMPENSATION - Narrative (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2022
SHARE-BASED COMPENSATION
Number of options granted during the period	3,823,185
Unrecognized share-based compensation expense	$ 25,600
Weighted-average period	1 year 2 months 8 days
Number of share options exercised	0	0
Options
SHARE-BASED COMPENSATION
Number of shares issued upon the exercise the option	314,504
Options | 2022 Share Incentive Plan
SHARE-BASED COMPENSATION
Aggregate number of shares that may be issued			51,550,661
Number of options granted during the period	3,823,185
Share options, contractual term (in years)	10 years
Options | 2022 Share Incentive Plan | Minimum
SHARE-BASED COMPENSATION
Vesting period of share options (in years)	0 years
Options | 2022 Share Incentive Plan | Maximum
SHARE-BASED COMPENSATION
Vesting period of share options (in years)	3 years
Options | Employee
SHARE-BASED COMPENSATION
Fair value of awards recognized as dividends	$ 687,000